Assets Held for Sale, Sold or Acquired	12 Months Ended
Dec. 31, 2019
Disposal Group Not Discontinued Operation Disposal Disclosures [Abstract]
Long Lived Assets Held For Sale [Text Block]
Note 5—Asset Acquisitions and Dispositions

All gains or losses on asset dispositions are reported before-tax and are included net in the “Gain on
dispositions” line on our consolidated income statement.

All cash proceeds are included in the “Cash Flows
From Investing Activities” section of our consolidated

statement of cash flows.

2019
Assets Held for Sale
In October 2019, we entered into an agreement to sell

the subsidiaries that hold our Australia-West assets and
operations to Santos for $ 1.39

billion, plus customary adjustments, with an effective date

of January 1, 2019.

In addition, we will receive a payment of $ 75

million upon final investment decision

of the Barossa
development project.

These subsidiaries hold our
37.5

percent interest in the Barossa Project and Caldita
Field, our 56.9

percent interest in the Darwin LNG Facility

and Bayu-Undan Field, our
40

percent interest in
the Greater Poseidon Fields, and our 50

percent interest in the Athena Field.

The net carrying value is
approximately $ 0.6

billion, which consisted primarily of $
1.2

billion of PP&E and $
0.3

billion of cash and
working capital, offset by $ 0.7

billion of ARO and $
0.2

billion of deferred tax liabilities.

The assets met held
for sale criteria in the fourth quarter, and as of December 31, 2019 we had reclassified $
1.2

billion of PP&E to
“Prepaid expenses and other current assets” and $ 0.7

billion of noncurrent ARO to “Other accruals”

on our
consolidated balance sheet.

The before-tax earnings associated with our Australia-West subsidiaries were
$ 372

million, $
364

million and $
317

million for the years ended December 31, 2019,

2018 and 2017,
respectively.

This transaction is expected to be completed

in the first quarter of 2020, subject to regulatory
approvals and other specific conditions precedent.

Results of operations for the subsidiaries to

be sold are
reported within our Asia Pacific segment.

In the fourth quarter of 2019, we signed an agreement

to sell our interests in the Niobrara shale play

for $
380
million, plus customary adjustments,

and overriding royalty interests in certain future

wells.

To reduce the
carrying value to fair value, in the fourth quarter of 2019,

we recorded an impairment of $
379

million before-
tax for developed properties and exploration expenses of

$
7

million related to leasehold impairment of
undeveloped properties.

Our Niobrara interests to be sold

have a net carrying value of approximately $
390
million, which consisted primarily of $ 426

million of PP&E, offset by $
34

million of noncurrent ARO.

The
assets met held for sale criteria in the fourth quarter, and as of December 31, 2019,

we had reclassified $
426
million of PP&E to “Prepaid expenses and other current

assets” and $
34

million of noncurrent AROs to “Other
accruals” on our consolidated balance sheet.

The before-tax losses associated with our interests

in Niobrara,
including the $386 million of impairments noted above, were

$
372

million and $
12

million for the years ended
December 31, 2019 and 2017,

respectively.

The before-tax earnings associated with our interests

in Niobrara
for the year ended December 31, 2018 was $ 35

million.

This transaction is subject to regulatory approval and
other specific conditions precedent and is expected

to close in the first quarter of 2020.

The Niobrara results of
operations are reported within our Lower 48 segment.

Assets

Sold
In January 2019, we entered into agreements to sell our 12.4 percent ownership interests in the Golden Pass
LNG Terminal and Golden Pass Pipeline.

We also entered into agreements to amend our contractual
obligations for retaining use of the facilities.

As a result of entering into these agreements, we recorded

a
before-tax impairment of $ 60

million in the first quarter of 2019 which is included

in the “Equity in earnings
of affiliates” line on our consolidated income statement.

We

completed the sale in the second quarter of 2019.
Results of operations for these assets are reported in our

Lower 48 segment.

See Note 15—Fair Value
Measurement for additional information.

In April 2019, we entered into an agreement to sell

two ConocoPhillips U.K. subsidiaries

to Chrysaor E&P
Limited for $ 2.675

billion plus interest and customary adjustments,

with an effective date of January 1, 2018.

On September 30, 2019, we completed the sale for proceeds

of $
2.2

billion and recognized a $
1.7

billion
before-tax and $ 2.1

billion after-tax gain associated with this transaction in

2019.

Together the subsidiaries
sold indirectly held our exploration and production assets

in the U.K.

At the time of disposition, the net
carrying value was approximately $ 0.5

billion, consisting primarily of $
1.6

billion of PP&E, $
0.5

billion of
cumulative foreign currency translation adjustments, and

$
0.3

billion of deferred tax assets, offset by $
1.8
billion of ARO and negative $ 0.1

billion of working capital.

The before-tax earnings associated with the
subsidiaries sold were $ 0.4

billion, $
0.9

billion and $
0.3

billion for the years ended December 31,

2019, 2018
and 2017, respectively.

Results of operations for the U.K.

are reported within our Europe,

Middle East and
North Africa segment.

In the second quarter of 2019, we recognized an after-tax gain of $ 52 million upon the closing of the sale of
our 30

percent interest in the Greater Sunrise Fields to

the government of Timor-Leste for $
350

million.

The
Greater Sunrise Fields were

included in our Asia Pacific segment.

In the fourth quarter of 2019, we sold our interests in the

Magnolia field and platform for net proceeds of $
16
million and recognized a before-tax gain of $ 82

million.

At the time of sale, the net carrying value consisted
of $ 4

million of PP&E offset by $
70

million of ARO.

The Magnolia results of operations are reported within
our Lower 48 segment.

Planned Dispositions
In January 2020, we entered into an agreement to

sell our interests in certain non-core properties

in the Lower
48 segment for $ 186

million, plus customary adjustments.

The assets met the held for sale criteria in January
2020 and the transaction is expected to be completed in

the first quarter of 2020.

No gain or loss is anticipated
on the sale.

This disposition will not have a significant impact

on Lower 48 production.

2018
Assets

Sold
In the first quarter of 2018, we completed the sale of

certain properties in the Lower 48 segment for net
proceeds of $ 112

million.

No

gain or loss was recognized on the sale.

In the second quarter of 2018, we
completed the sale of a package of largely undeveloped acreage in the Lower 48 segment for net proceeds

of
$ 105

million and
no

gain or loss was recognized on the sale.

In the third quarter of 2018, we completed

a
noncash exchange of undeveloped acreage in the Lower

48 segment.

The transaction was recorded at fair
value resulting in the recognition of a $ 56

million gain.

In the fourth quarter of 2018, we

sold several
packages of undeveloped acreage in the Lower 48 segment

for total net proceeds of $
162

million and
recognized gains of approximately $ 140

million.

On October 31, 2018, we completed the sale of our interests

in the Barnett to Lime Rock Resources for $
196
million after customary adjustments and recognized

a loss of $
5

million. We recorded impairments of $
87
million in 2018 and $ 572

million in 2017 to reduce the net carrying value

of the Barnett to fair value.

At the
time of the disposition, our interest in Barnett had a

net carrying value of $
201

million, consisting of $
250
million of PP&E and $ 49

million of AROs.

The before-tax losses associated with our interests

in the Barnett,
including both the impairments and loss on disposition

noted above, were $
59

million and $
566

million for the
years 2018 and 2017, respectively.

The Barnett results of operations are

included in our Lower 48 segment.

On December 18, 2018, we completed the sale of a ConocoPhillips subsidiary to BP.

The subsidiary held

16.5

percent of our 24 percent interest in the BP-operated

Clair Field in the U.K.

We retained a
7.5

percent
interest in the field.

At the same time, we acquired BP’s 39.2 percent nonoperated interest in the Greater
Kuparuk Area in Alaska, including their 38 percent interest

in the Kuparuk Transportation Company (Kuparuk
Assets).

The transaction was recorded at a fair value of $
1,743

million and was cash neutral except for
customary adjustments which resulted in net proceeds

of $
253

million.

At closing, our interest in the Clair
Field had a net carrying value of approximately $ 1,028

million consisting primarily of $
1,553

million of
PP&E, $ 485

million of deferred tax liabilities, and $
59

million of AROs.

We recognized a before-tax gain of
$ 715

million on the transaction.

The 2018 before-tax earnings associated with our

16.5 interest in the Clair
Field, including the recognized gain, were $ 748

million.

The before-tax loss associated with our interest in the
Clair Field was $ 0.4

million for 2017. Results of operations

for our interest in the Clair Field are reported
within our Europe,

Middle East and North Africa segment

and the Kuparuk Assets are included in our Alaska
segment.

Acquisitions
In May 2018, we completed the acquisition of Anadarko’s 22

percent nonoperated interest in the Western
North Slope of Alaska, as well as its interest in the Alpine

Transportation Pipeline for $
386

million, after
customary adjustments.

This transaction was accounted for as a

business combination resulting in the
recognition of approximately $ 297

million of proved property and $
114

million of unproved property within
PP&E, $ 20

million of inventory, $
14

million of investments, and $
59

million of AROs. These assets are
included in our Alaska segment.

As discussed in the Clair Field transaction with BP

above, we acquired BP’s Kuparuk Assets on December 18,
2018.

The transaction was accounted for as an asset acquisition

with a net acquisition cost of $
1,490

million,
comprised of the fair value of $ 1,743

million associated with the disposed 16.5

percent of our 24 percent
interest in the Clair Field, reduced by the net proceeds

of $253 million.

Accordingly, we recorded
approximately $ 1.9

billion to proved property within PP&E,

$
42

million to inventory, $
15

million to
investments, $ 374

million of AROs, and a $
100

million decrease to net working capital.

The Kuparuk Assets
are included in our Alaska segment.

2017
Assets Sold
On May 17, 2017, we completed the sale of our 50 percent

nonoperated interest in the Foster Creek Christina
Lake (FCCL) Partnership, as well as the majority

of our western Canada gas assets to Cenovus Energy.

Consideration for the transaction was $ 11.0

billion in cash after customary adjustments,
208

million Cenovus
Energy common shares and a five-year uncapped contingent

payment.

The value of the shares at closing was
$ 1.96

billion based on a price of $
9.41

per share on the NYSE.

The contingent payment, calculated and paid
on a quarterly basis, is $6 million CAD for every $1 CAD by which the WCS quarterly average crude price exceeds $52 CAD per barrel.

Contingent payments received during the five-year period

are reflected as “Gain
on dispositions” on our consolidated income statement.

We

reported before-tax equity earnings associated
with FCCL of $ 197

million for 2017.

We reported a before-tax loss of $
26

million for the western Canada gas
producing properties for 2017.

We recorded gains on dispositions for these contingent payments of $
114
million and $ 95

million for the years 2019 and 2018, respectively.

At closing, the carrying value of our equity investment

in FCCL was $
8.9

billion.

The carrying value of our
interest in the western Canada gas assets was $ 1.9

billion consisting primarily of $
2.6

billion of PP&E, partly
offset by AROs of $ 585

million and approximately $
100

million of environmental and other accruals.

A gain
of $ 2.1

billion was included in the “Gain on dispositions”

line on our consolidated income statement in 2017.

Both FCCL and the western Canada gas assets were reported

in our Canada segment.

For more information on the Canada disposition and

our investment in Cenovus Energy see Note 7—
Investment in Cenovus Energy, Note 15—Fair Value

Measurement, and Note 20—Accumulated

Other
Comprehensive Loss.

In July 2017, we completed the sale of our interests

in the San Juan Basin to an affiliate of Hilcorp Energy
Company for $ 2.5

billion in cash after customary adjustments and

recognized a loss on disposition of
$ 22

million.

The transaction includes a contingent payment of up to $300 million. The six-year contingent payment, effective beginning January 1, 2018, is due annually for the periods in which the monthly U.S. Henry
Hub price is at or above $3.20 per MMBTU.

In 2018, we recorded a gain on dispositions for

these contingent
payments of $ 28

million.

No

contingent payments were recorded in 2019.

In the second quarter of 2017, we
recorded an impairment of $ 3.3

billion to reduce the carrying value of our interests

in the San Juan Basin to
fair value.

At the time of disposition, the San Juan Basin interests

had a net carrying value of approximately
$ 2.5

billion, consisting of $
2.9

billion of PP&E and $
406

million of liabilities, primarily AROs.

The before-
tax loss associated with our interests in the San Juan Basin,

including both the $3.3 billion impairment and $22
million loss on disposition noted above, was $ 3.2

billion for 2017.

The San Juan Basin results were reported
in our Lower 48 segment.

In September 2017, we completed the sale of our interest

in the Panhandle assets for $
178

million in cash after
customary adjustments and recognized a loss on disposition

of $
28

million.

At the time of the disposition, the
carrying value of our interest was $ 206

million, consisting primarily of $
279

million of PP&E and $
72

million
of AROs.

Including the $28 million loss on disposition

noted above, we reported a before-tax loss

for the
Panhandle properties of $ 14

million for 2017.

The Panhandle results were reported in our

Lower 48 segment.